Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stockholders Deficit [Member]
Balance at Dec. 31, 2022	$ 3,445		$ (4,056,637)	$ (4,053,192)
Balance, shares at Dec. 31, 2022	3,445,000
Remeasurement of common stock subject to redemption			(3,595,663)	(3,595,663)
Net Income (loss)			1,320,324	1,320,324
Excise tax imposed on common stock redemptions			(935,214)	(935,214)
Balance at Dec. 31, 2023	$ 3,445		(7,267,190)	(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000
Remeasurement of common stock subject to redemption			(455,764)	(455,764)
Net Income (loss)			(375,307)	(375,307)
Balance at Mar. 31, 2024	$ 3,445		(8,098,261)	(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Balance at Dec. 31, 2023	$ 3,445		(7,267,190)	(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000
Remeasurement of common stock subject to redemption			(1,768,457)	(1,768,457)
Net Income (loss)			(978,445)	(978,445)
Excise tax imposed on common stock redemptions			(268,904)	(268,904)
Balance at Dec. 31, 2024	$ 3,445		(10,282,996)	(10,279,551)
Balance, shares at Dec. 31, 2024	3,445,000
Gain on modification of terms of promissory notes and advances from affiliate		940,847		940,847
Remeasurement of common stock subject to redemption		(5,714)		(5,714)
Net Income (loss)			(738,555)	(738,555)
Balance at Mar. 31, 2025	$ 3,445	$ 935,133	$ (11,021,551)	$ (10,082,973)
Balance, shares at Mar. 31, 2025	3,445,000